UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number
811-
01608

Franklin High Income Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices)(Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 11/30/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin High Income
Fund
A Series of Franklin High Income Trust
November 30, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Semiannual Report
1
Shareholder Letter
Dear Shareholder:
During the six months ended November 30, 2021, the
U.S. economy continued to recover from the COVID-19
pandemic, benefiting equities. Growth accelerated in 2021’s
first half as the reopening of businesses, widespread
COVID-19 vaccinations and federal assistance programs
continued to boost consumer spending. Inflation increased
during the reporting period due to increased demand for
goods amid supply-chain bottlenecks. During the period’s
second half, investors became concerned that new, swiftly
spreading COVID-19 variants could hinder the economic
recovery, and growth slowed in 2021’s third quarter.
During the reporting period, the U.S. Federal Reserve
(Fed), in its efforts to support U.S. economic activity,
held the federal funds rate unchanged at 0.25%, and it
continued broad quantitative easing measures to bolster
credit markets. The Fed also raised its economic growth
and inflation projections and announced plans to begin
decreasing its asset purchases in November, while delaying
any interest rate increases until reaching its goal of
maximum U.S. employment.
The 10-year Treasury yield, which moves inversely to price,
declined during the six months under review. During the
period, Fed intervention and the U.S. economy’s incremental
reopening allayed many investors’ concerns about risk
assets, contributing to lower demand for U.S. government
securities and accelerated prepayments for mortgage-
backed securities, while demand increased for corporate
bonds, particularly those below investment grade. Robust
economic growth in 2021’s first half and rising commodities
prices contributed to higher inflation and related expectations than have been seen in a number of years. In this
environment, investment-grade bonds, as measured by the
Bloomberg Barclays U.S. Aggregate Bond Index, posted a
+1.02% total return, while below investment-grade corporate
bonds, as measured by the Credit Suisse High Yield Index,
posted a +0.78% total return.

We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
We believe active, professional investment management
serves investors well. We also recognize the important role
of financial professionals in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well-positioned for the years ahead.
In addition, Franklin High Income Fund’s semiannual report
includes more detail about prevailing conditions and a
discussion about investment decisions during the period.
Please remember all securities markets fluctuate, as do
mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your future investment needs.
Sincerely,
Sonal Desai, Ph.D.
Executive Vice President,
Chief Investment Officer of Franklin Templeton Fixed Income
This letter reflects our analysis and opinions as of November
30, 2021, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report

Contents
Semiannual Report
Franklin High Income Fund 3
Performance Summary 6
Your Fund’s Expenses 8
Financial Highlights and Statement of Investments 9
Financial Statements 28
Notes to Financial Statements 32
Shareholder Information 44
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Semiannual Report
SEMIANNUAL REPORT
Franklin High Income Fund
This semiannual report for Franklin High Income Fund
covers the period ended November 30, 2021.
Your Fund’s Goals and Main Investments
The Fund seeks to earn a high level of current income. Its
secondary goal is to seek capital appreciation to the extent it is possible and consistent with the Fund’s principal goal. The
Fund invests predominantly in high yield, lower-rated debt
securities including bonds, notes, debentures, convertible
securities, and senior and subordinated debt securities. The
Fund may also invest in preferred stocks.
Performance Overview
The Fund’s Class A shares posted a +0.76% cumulative total
return for the six months under review. In comparison, the
Fund’s primary benchmark, the ICE BofA U.S. High Yield
Constrained Index, which tracks the performance of high-
yield securities traded in the U.S. bond market, posted a
+1.07% cumulative total return.
1
The Fund’s peers posted a
+0.78% cumulative total return, as measured by the Lipper
High Yield Funds Classification Average, which consists
of funds chosen by Lipper that aim at high relative current
yield from fixed income securities.
2
You can find more of
the Fund’s performance data in the Performance Summary
beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
The U.S. bond market, as measured by the Bloomberg U.S.
Aggregate Bond Index, posted a +1.02% total return for the
six months ended November 30, 2021.
1
The inflation rate
was elevated during the six-month period amid increased
demand and supply-chain bottlenecks. U.S. consumer
spending on goods remained strong, adding to pressure on
the prices of many products. Longer-term bonds generally
outperformed shorter- and intermediate-term bonds as the
yield curve flattened.
In an effort to support the economy, the U.S. Federal
Reserve (Fed) kept the federal funds target rate at a
record-low range of 0.00%–0.25%. The Fed also maintained
quantitative easing measures aimed at ensuring credit
flows to borrowers and supporting credit markets with
open-ended U.S. Treasury and mortgage bond purchasing.
However, in its November 2021 meeting statement, the Fed
detailed plans to reduce its purchases of U.S. Treasury and
mortgage-backed securities beginning in November. The
Fed also noted that it views inflation as partially transitory, and that further employment progress was needed before
the Fed would consider raising the range for the federal
funds target rate.
U.S. Treasury bonds, as measured by the Bloomberg U.S.
Treasury Index, posted a +1.43% total return for the six-
month period.
1
The 10-year U.S. Treasury yield (which
moves inversely to price) declined amid uncertainty about
the pace of the recovery and the timing of future Fed
monetary policy shifts. Mortgage-backed securities (MBS),
as measured by the Bloomberg MBS Index, posted a -0.23%
total return for the period, despite ongoing Fed support.
1
Corporate bonds generally followed a similar trajectory
as U.S. Treasuries, but they benefited from a continued
decline in spreads between the 10-year U.S. Treasury and
corporate bond yields amid an increase in investors’ appetite for risk. High-yield corporate bonds, as represented by the
Bloomberg U.S. Corporate High Yield Bond Index, posted
Portfolio Composition
11/30/21
% of Total Net
Assets
Corporate Bonds 94.6%
Common Stocks 1.6%
Other 0.3%
Short-Term Investments & Other Net Assets 3.5%
1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
2. Source: Lipper, a Thomson Reuters Company. For the six-month period ended 11/30/21, this category consisted of 521 funds. Lipper calculations do not include sales charges or expense subsidization by a fund’s manager. Fund performance relative to the average may have differed if these or other factors had been considered.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
15
.

Franklin High Income Fund

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Semiannual Report
a +1.07% total return, while investment-grade corporate
bonds, as represented by the Bloomberg U.S. Corporate
Bond Index, posted a +1.94% total return.
1
Investment Strategy
We are research driven, fundamental investors who
rely on our team of analysts to provide in-depth industry
expertise and use qualitative and quantitative analysis
to evaluate security issuers. As bottom-up investors, we
focus primarily on individual securities but consider sectors when choosing investments and, from time to time, may
have significant investments in certain sectors. In selecting securities, we do not rely principally on the ratings assigned by rating agencies, but perform our own independent
investment analysis to evaluate the creditworthiness of
the issuer. We consider a variety of factors, including the
issuer’s experience and managerial strength, its sensitivity to economic conditions, and its current and prospective
financial condition.
Manager’s Discussion
While “reflation,” meaning a return to growth, was the key
driver for markets in the first quarter of 2021, “inflation”
and commensurate risks of higher commodity prices took
center stage over the summer and into the fall. Amid market
concerns surrounding the COVID-19 Delta variant and
ever-changing views around the trajectory of U.S. Federal
Reserve (Fed) tapering, U.S. Treasury yields experienced
periods of volatility. As supply chain-induced inflation
persisted, U.S. policymakers signaled a move away from
the “transitory inflation” stance, leading to renewed market focus on the timing of a Fed taper and interest rate hike—
during November 2021, the Fed ended market speculation
regarding timing by beginning the process of winding
down its pandemic-era asset purchases. More recently,
news of the highly mutated COVID-19 Omicron variant
and indications that the Fed could end its asset purchase
program sooner than expected weighed on market sentiment
in the high-yield (HY) bond sector. During the performance
period under review, the U.S. Treasury yield curve generally flattened. HY spreads generally widened during the six-
month period under review. Most segments of the HY market
posted positive absolute returns for the performance period.
BB rated bonds posted higher returns than B and CCC rated
segments.
Several factors contributed positively to the Fund’s
performance for the six-month period under review. Namely,
significant contribution from selection in the energy sector, along with positive selection in the media cable and wired
sectors more than offset negative selection in the utility,
media non-cable and gaming sectors. The Fund’s yield-
curve positioning hindered results.
The Fund held only cash bonds during the period (for
the bond portion of the portfolio) and had no exposure to
derivatives.
Thank you for your continued participation in Franklin
High Income Fund. We look forward to serving your future
investment needs.
Glenn I. Voyles, CFA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of November 30, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment
Top 10 Holdings
11/30/21
Company
Industry , Country
% of Total
Net Assets
a a
Occidental Petroleum Corp. 1.8%
Oil, Gas & Consumable Fuels, United States
Goodrich Petroleum Corp. 1.8%
Oil, Gas & Consumable Fuels, United States
Cheniere Energy Partners LP 1.5%
Oil, Gas & Consumable Fuels, United States
Mauser Packaging Solutions Holding Co. 1.5%
Containers & Packaging, United States
Tenet Healthcare Corp. 1.3%
Health Care Providers & Services, United States
Centene Corp. 1.1%
Health Care Providers & Services, United States
Altice France Holding SA 1.0%
Diversified Telecommunication Services,
Luxembourg
CCO Holdings LLC / CCO Holdings Capital
Corp. 1.0%
Diversified Telecommunication Services, United
States
Carnival Corp. 1.0%
Hotels, Restaurants & Leisure, United States
MPH Acquisition Holdings LLC 0.9%
Diversified Financial Services, United States
CFA
®
is a trademark owned by CFA Institute.

Franklin High Income Fund

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Semiannual Report
manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of November 30, 2021
Franklin High Income Fund

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Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 11/30/21
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month +0.76% -3.02%
1-Year +5.01% +1.07%
5-Year +31.55% +4.83%
10-Year +74.41% +5.32%
Advisor
6-Month +1.40% +1.40%
1-Year +5.78% +5.78%
5-Year +34.11% +6.05%
10-Year +79.09% +6.00%
30-Day Standardized Yield

Share Class
Distribution
Rate
5
(with fee
waiver)
(without fee
waiver)
A 4.52% 3.76% 3.76%
Advisor 4.90% 4.15% 4.14%
See page 7 for Performance Summary footnotes.

Franklin High Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The risks associated with higher-yielding, lower-rated securities include higher risk of default and loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. In addition, interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Investment in foreign securities also involves special risks, including currency fluctuations, and political and economic uncertainty. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s November dividend and the maximum offering price (NAV for Advisor class) per share on 11/30/21.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(6/1/21–11/30/21)
Share Class
Net Investment
Income
A $0.0444
A1 $0.0453
C $0.0402
R $0.0418
R6 $0.0477
Advisor $0.0466
Total Annual Operating Expenses

Share Class
A 0.86%
Advisor 0.61%

Your Fund’s Expenses
Franklin High Income Fund

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Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 6/1/21
Ending
Account
Value 11/30/21
Expenses
Paid During
Period
6/1/21–11/30/21
1,2
Ending
Account
Value 11/30/21
Expenses
Paid During
Period
6/1/21–11/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,007.60 $4.26 $1,020.83 $4.29 0.85%
A1 $1,000 $1,013.30 $3.76 $1,021.33 $3.78 0.75%
C $1,000 $1,010.40 $6.27 $1,018.83 $6.30 1.24%
R $1,000 $1,011.20 $5.52 $1,019.58 $5.55 1.10%
R6 $1,000 $1,009.30 $2.57 $1,022.51 $2.59 0.51%
Advisor $1,000 $1,014.00 $3.01 $1,022.08 $3.02 0.60%

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
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The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
November
30, 2021
(unaudited)
Year Ended May 31,
Year Ended
May 31, 2019
a
2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $1.87 $1.72 $1.80 $1.84
Income from investment operations
b
:
Net investment income
c
...................................... 0.04 0.09 0.09 0.07
Net realized and unrealized gains (losses) ........................ (0.03) 0.16 (0.07) (0.03)
Total from investment operations ................................. 0.01 0.25 0.02 0.04
Less distributions from:
Net investment income ....................................... (0.04) (0.10) (0.10) (0.08)
Net asset value, end of period ................................... $1.84 $1.87 $1.72 $1.80
Total return
d
................................................ 0.76% 14.52% 0.88% 2.17%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ................... 0.85% 0.86% 0.86% 0.87%
Expenses net of waiver and payments by affiliates
f
................... 0.85%
g
0.85% 0.86%
g
0.86%
Net investment income ........................................ 4.57% 5.10% 5.19% 5.27%
Supplemental data
Net assets, end of period (000’s) ................................. $713,065 $553,316 $309,844 $182,551
Portfolio turnover rate ......................................... 19.47% 55.37% 38.87% 25.48%
a
For the period September 10, 2018 (effective date) to May 31, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
November
30, 2021
(unaudited)
Year Ended May 31,
2021 2020 2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $1.88 $1.73 $1.81 $1.82 $1.91 $1.73
Income from investment operations
a
:
Net investment income
b
............. 0.04 0.10 0.10 0.10 0.10 0.10
Net realized and unrealized gains (losses) (0.01) 0.15 (0.08) (0.01) (0.09) 0.18
Total from investment operations ........ 0.03 0.25 0.02 0.09 0.01 0.28
Less distributions from:
Net investment income .............. (0.05) (0.10) (0.10) (0.10) (0.10) (0.10)
Net asset value, end of period .......... $1.86 $1.88 $1.73 $1.81 $1.82 $1.91
Total return
c
....................... 1.33% 14.52% 0.95% 5.35% 0.68% 16.82%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.75% 0.76% 0.76% 0.77% 0.78% 0.77%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.75%
f
0.76%
f
0.76%
f
0.76% 0.77% 0.76%
Net investment income ............... 4.66% 5.18% 5.29% 5.37% 5.26% 5.38%
Supplemental data
Net assets, end of period (000’s) ........ $1,679,075 $1,758,443 $1,759,206 $2,054,455 $2,356,528 $2,788,669
Portfolio turnover rate ................ 19.47% 55.37% 38.87% 25.48% 23.33% 35.06%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
November
30, 2021
(unaudited)
Year Ended May 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $1.91 $1.76 $1.83 $1.85 $1.93 $1.75
Income from investment operations
a
:
Net investment income
b
............. 0.04 0.09 0.09 0.09 0.09 0.09
Net realized and unrealized gains (losses) (0.02) 0.15 (0.07) (0.01) (0.08) 0.18
Total from investment operations ........ 0.02 0.24 0.02 0.08 0.01 0.27
Less distributions from:
Net investment income .............. (0.04) (0.09) (0.09) (0.10) (0.09) (0.09)
Net asset value, end of period .......... $1.89 $1.91 $1.76 $1.83 $1.85 $1.93
Total return
c
....................... 1.04% 13.69% 0.99% 4.17% 0.70% 16.02%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.25% 1.26% 1.26% 1.27% 1.28% 1.27%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.24% 1.26%
f
1.26%
f
1.26% 1.27% 1.26%
Net investment income ............... 4.14% 4.68% 4.79% 4.87% 4.76% 4.88%
Supplemental data
Net assets, end of period (000’s) ........ $148,519 $220,646 $251,930 $304,072 $460,201 $563,539
Portfolio turnover rate ................ 19.47% 55.37% 38.87% 25.48% 23.33% 35.06%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
November
30, 2021
(unaudited)
Year Ended May 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $1.92 $1.77 $1.84 $1.86 $1.94 $1.76
Income from investment operations
a
:
Net investment income
b
............. 0.04 0.09 0.09 0.09 0.09 0.09
Net realized and unrealized gains (losses) (0.02) 0.15 (0.07) (0.01) (0.07) 0.19
Total from investment operations ........ 0.02 0.24 0.02 0.08 0.02 0.28
Less distributions from:
Net investment income .............. (0.04) (0.09) (0.09) (0.10) (0.10) (0.10)
Net asset value, end of period .......... $1.90 $1.92 $1.77 $1.84 $1.86 $1.94
Total return
c
....................... 1.12% 13.78% 1.14% 4.31% 0.84% 16.07%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.10% 1.11% 1.11% 1.12% 1.13% 1.12%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.10%
f
1.11%
f
1.11%
f
1.11% 1.12% 1.11%
Net investment income ............... 4.31% 4.83% 4.94% 5.02% 4.91% 5.03%
Supplemental data
Net assets, end of period (000’s) ........ $72,424 $74,532 $77,148 $101,783 $127,333 $187,180
Portfolio turnover rate ................ 19.47% 55.37% 38.87% 25.48% 23.33% 35.06%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
November
30, 2021
(unaudited)
Year Ended May 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $1.88 $1.73 $1.80 $1.82 $1.90 $1.73
Income from investment operations
a
:
Net investment income
b
............. 0.05 0.10 0.10 0.10 0.11 0.10
Net realized and unrealized gains (losses) (0.03) 0.15 (0.07) (0.01) (0.08) 0.18
Total from investment operations ........ 0.02 0.25 0.03 0.09 0.03 0.28
Less distributions from:
Net investment income .............. (0.05) (0.10) (0.10) (0.11) (0.11) (0.11)
Net asset value, end of period .......... $1.85 $1.88 $1.73 $1.80 $1.82 $1.90
Total return
c
....................... 0.93% 14.82% 1.80% 5.05% 1.48% 16.56%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.55% 0.54% 0.55% 0.55% 0.51% 0.49%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.51% 0.51% 0.50% 0.50% 0.48% 0.48%
Net investment income ............... 4.90% 5.39% 5.55% 5.63% 5.55% 5.66%
Supplemental data
Net assets, end of period (000’s) ........ $97,651 $88,257 $66,681 $64,681 $68,312 $33,371
Portfolio turnover rate ................ 19.47% 55.37% 38.87% 25.48% 23.33% 35.06%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
November
30, 2021
(unaudited)
Year Ended May 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $1.88 $1.73 $1.81 $1.83 $1.91 $1.74
Income from investment operations
a
:
Net investment income
b
............. 0.05 0.10 0.10 0.10 0.10 0.10
Net realized and unrealized gains (losses) (0.02) 0.15 (0.08) (0.01) (0.07) 0.18
Total from investment operations ........ 0.03 0.25 0.02 0.09 0.03 0.28
Less distributions from:
Net investment income .............. (0.05) (0.10) (0.10) (0.11) (0.11) (0.11)
Net asset value, end of period .......... $1.86 $1.88 $1.73 $1.81 $1.83 $1.91
Total return
c
....................... 1.40% 14.68% 1.12% 4.92% 1.36% 16.29%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.60% 0.61% 0.61% 0.62% 0.63% 0.62%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.60%
f
0.61%
f
0.61%
f
0.61% 0.62% 0.61%
Net investment income ............... 4.81% 5.34% 5.44% 5.52% 5.41% 5.53%
Supplemental data
Net assets, end of period (000’s) ........ $359,176 $341,889 $299,110 $320,010 $356,721 $488,699
Portfolio turnover rate ................ 19.47% 55.37% 38.87% 25.48% 23.33% 35.06%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin High Income Trust
Statement of Investments (unaudited), November 30, 2021
Franklin High Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

l
a a
Country Shares
a
Value
a a a a a a
Common Stocks 1.6%
Machinery 0.3%
a
Birch Permian Holdings, Inc. ............................. United States 78,499 $ 1,177,485
a
Birch Permian Holdings, Inc. ............................. United States 611,911 9,102,176
10,279,661
Metals & Mining 0.1%
a
Alpha Metallurgical Resources, Inc. ........................ United States 30,901 1,439,678
Oil, Gas & Consumable Fuels 1.2%
a
Amplify Energy Corp. .................................. United States 8,816 27,859
California Resources Corp. .............................. United States 1,425 55,675
Chesapeake Energy Corp. .............................. United States 6,871 409,099
a,b
Goodrich Petroleum Corp. ............................... United States 1,564,885 35,992,356
a,c,d
Nine Point Energy LLC ................................. United States 46,695,277 —
a,c
Riviera Resources, Inc. ................................. United States 149,317 —
36,484,989
Total Common Stocks (Cost $94,143,599) ......................................
48,204,328
Warrants
Warrants 0.0%
†
Metals & Mining 0.0%
†
a
Alpha Metallurgical Resources, Inc., 7/26/23 ................. United States 5,033 66,033
Oil, Gas & Consumable Fuels 0.0%
†
a,c
Battalion Oil Corp., A, 10/08/22 ........................... United States 21,046 55
a,c
Battalion Oil Corp., B, 10/08/22 ........................... United States 26,308 15
a,c
Battalion Oil Corp., C, 10/08/22 ........................... United States 33,825 2
a
California Resources Corp., 10/27/24 ...................... United States 3,278 39,336
a,c
Chaparral Energy, Inc., 10/01/24 .......................... United States 13 —
a,c
Chaparral Energy, Inc., 10/01/25 .......................... United States 13 —
a
Chesapeake Energy Corp., 2/09/26 ........................ United States 12,966 356,046
395,454
Paper & Forest Products 0.0%
†
a
Verso Corp., 7/25/23 ................................... United States 8,775 30,757
Total Warrants (Cost $5,562,809) ..............................................
492,244
Principal
Amount
*
Convertible Bonds 0.0%
†
Wireless Telecommunication Services 0.0%
†
e,f,g
Digicel Group Holdings Ltd. , Sub. Bond , 144A, PIK, 7% , Perpetual Bermuda 421,196 363,824
Total Convertible Bonds (Cost $102,567) .......................................
363,824
Corporate Bonds 94.5%
Airlines 1.3%
g
American Airlines Inc / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 ................ United States 11,000,000 11,257,510
Senior Secured Note, 144A, 5.75%, 4/20/29 ............... United States 8,000,000 8,360,000
g
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.75% , 10/20/28 ..................................... United States 10,200,000 11,187,502
g
United Airlines, Inc. ,
Senior Secured Note, 144A, 4.375%, 4/15/26 .............. United States 2,700,000 2,715,997

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Airlines (continued)
g
United Airlines, Inc., (continued)
Senior Secured Note, 144A, 4.625%, 4/15/29 .............. United States 5,500,000 $ 5,480,750
39,001,759
Auto Components 2.1%
g
Allison Transmission, Inc. , Senior Bond , 144A, 3.75% , 1/30/31 ... United States 16,500,000 15,798,750
g
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 16,500,000 16,273,125
Goodyear Tire & Rubber Co. (The) ,
Senior Note, 9.5%, 5/31/25 ............................ United States 9,100,000 9,816,488
g
Senior Note, 144A, 5%, 7/15/29 ........................ United States 15,000,000 15,685,125
g
Real Hero Merger Sub 2, Inc. , Senior Note , 144A, 6.25% , 2/01/29 . United States 7,000,000 7,032,585
64,606,073
Automobiles 0.8%
g
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ........................................... United Kingdom 25,000,000 24,584,000
Banks 0.5%
CIT Group, Inc. , Senior Bond , 5% , 8/15/22 ..................
United States 50,000 51,383
f
JPMorgan Chase & Co. , R , Junior Sub. Bond , 6% to 8/01/23, FRN
thereafter , Perpetual ................................. United States 15,000,000 15,470,625
15,522,008
Beverages 0.4%
g
Primo Water Holdings, Inc. , Senior Note , 144A, 4.375% , 4/30/29 .. Canada 14,000,000 13,878,900
Biotechnology 0.4%
g
Horizon Therapeutics USA, Inc. , Senior Note , 144A, 5.5% , 8/01/27 United States 13,000,000 13,606,580
Building Products 1.3%
g
Cornerstone Building Brands, Inc. , Senior Note , 144A, 6.125% ,
1/15/29 ........................................... United States 2,000,000 2,087,340
g
JELD-WEN, Inc. ,
Senior Note, 144A, 4.625%, 12/15/25 .................... United States 7,600,000 7,683,866
Senior Note, 144A, 4.875%, 12/15/27 .................... United States 7,800,000 7,991,880
g
Standard Industries, Inc. ,
Senior Bond, 144A, 4.75%, 1/15/28 ...................... United States 10,200,000 10,290,678
Senior Bond, 144A, 4.375%, 7/15/30 ..................... United States 2,900,000 2,857,153
Senior Bond, 144A, 3.375%, 1/15/31 ..................... United States 2,900,000 2,675,540
Senior Note, 144A, 5%, 2/15/27 ........................ United States 5,000,000 5,133,367
38,719,824
Capital Markets 0.2%
g
Jane Street Group / JSG Finance, Inc. , Senior Secured Note , 144A,
4.5% , 11/15/29 ...................................... United States 5,700,000 5,699,801

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals 4.6%
g
Axalta Coating Systems LLC , Senior Note , 144A, 3.375% , 2/15/29 United States 7,100,000 $ 6,754,940
g
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% , 2/20/32 Mexico 5,900,000 5,792,207
g
Consolidated Energy Finance SA , Senior Note , 144A, 5.625% ,
10/15/28 .......................................... Switzerland 12,700,000 12,122,023
g
CVR Partners LP / CVR Nitrogen Finance Corp. , Senior Secured
Note , 144A, 6.125% , 6/15/28 ........................... United States 6,300,000 6,545,448
g
Diamond BC BV , Senior Note , 144A, 4.625% , 10/01/29 ......... United States 6,100,000 5,968,850
g
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ..... United States 13,500,000 13,385,453
g
GPD Cos., Inc. , Senior Secured Note , 144A, 10.125% , 4/01/26 ... United States 19,500,000 20,761,455
g
Ingevity Corp. , Senior Note , 144A, 3.875% , 11/01/28 ........... United States 9,000,000 8,636,130
e,g
Kobe US Midco 2, Inc. , Senior Note , 144A, PIK, 9.25% , 11/01/26 .. United States 4,800,000 4,789,536
g
LSF11 A5 HoldCo LLC , Senior Note , 144A, 6.625% , 10/15/29 .... United States 10,900,000 10,627,990
Methanex Corp. ,
Senior Bond, 5.25%, 12/15/29 .......................... Canada 6,400,000 6,696,704
Senior Note, 5.125%, 10/15/27 ......................... Canada 3,000,000 3,141,240
g
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A,
7.25% , 4/01/25 ..................................... United States 10,800,000 11,002,500
g
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 ..................... United States 8,700,000 8,047,500
Senior Secured Note, 144A, 4.875%, 5/01/28 .............. United States 6,600,000 6,259,044
g
Unifrax Escrow Issuer Corp. ,
Senior Note, 144A, 7.5%, 9/30/29 ....................... United States 4,200,000 4,080,006
Senior Secured Note, 144A, 5.25%, 9/30/28 ............... United States 5,500,000 5,415,781
140,026,807
Commercial Services & Supplies 1.9%
g
Allied Universal Holdco LLC / Allied Universal Finance Corp. , Senior
Note , 144A, 6% , 6/01/29 .............................. United States 3,800,000 3,616,707
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas
LuxCo 4 SARL ,
g
Senior Secured Note, 144A, 4.625%, 6/01/28 .............. United States 8,600,000 8,335,732
g
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 15,300,000 14,943,510
g
Nielsen Finance LLC / Nielsen Finance Co. ,
Senior Bond, 144A, 4.75%, 7/15/31 ...................... United States 5,300,000 5,149,321
Senior Note, 144A, 4.5%, 7/15/29 ....................... United States 17,600,000 17,045,424
g
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 11,100,000 10,519,414
59,610,108
Communications Equipment 0.4%
g
CommScope Technologies LLC , Senior Note , 144A, 6% , 6/15/25 .. United States 1,635,000 1,581,740
g
CommScope , Inc. , Senior Note , 144A, 7.125% , 7/01/28 ......... United States 11,700,000 10,902,703
12,484,443
Construction & Engineering 0.5%
g
Arcosa , Inc. , Senior Note , 144A, 4.375% , 4/15/29 ............. United States 5,400,000 5,456,025
g
VM Consolidated, Inc. , Senior Note , 144A, 5.5% , 4/15/29 ....... United States 8,800,000 8,818,612
14,274,637
Consumer Finance 1.8%
g
FirstCash , Inc. , Senior Note , 144A, 4.625% , 9/01/28 ........... United States 7,100,000 7,076,073
OneMain Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ......................... United States 7,600,000 8,013,250
Senior Note, 8.875%, 6/01/25 .......................... United States 2,900,000 3,113,150
Senior Note, 6.625%, 1/15/28 .......................... United States 12,700,000 14,097,000

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
g
PRA Group, Inc. , Senior Note , 144A, 5% , 10/01/29 ............ United States 5,000,000 $ 4,946,050
g
PROG Holdings, Inc. , Senior Note , 144A, 6% , 11/15/29 ......... United States 18,600,000 18,402,189
55,647,712
Containers & Packaging 5.0%
g
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance plc , Senior Note , 144A, 4% , 9/01/29 ....... United States 9,500,000 9,225,212
g
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 11,100,000 10,905,473
Senior Secured Note, 144A, 5.25%, 4/30/25 ............... United States 11,400,000 11,752,431
g
Mauser Packaging Solutions Holding Co. ,
Senior Note, 144A, 7.25%, 4/15/25 ...................... United States 34,900,000 34,310,190
Senior Secured Note, 144A, 8.5%, 4/15/24 ................ United States 10,500,000 10,866,975
g
OI European Group BV , Senior Note , 144A, 4.75% , 2/15/30 ...... United States 9,800,000 9,803,675
g
Owens-Brockway Glass Container, Inc. ,
Senior Note, 144A, 5.875%, 8/15/23 ..................... United States 9,000,000 9,376,875
Senior Note, 144A, 6.625%, 5/13/27 ..................... United States 8,500,000 8,911,719
g
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer,
Inc. , Senior Secured Note , 144A, 4.375% , 10/15/28 .......... United States 2,800,000 2,726,178
g
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer
LLC/Reynolds Group Holdings Ltd. , Senior Secured Note , 144A,
4% , 10/15/27 ....................................... United States 22,800,000 21,917,754
g
Sealed Air Corp. , Senior Note , 144A, 4% , 12/01/27 ............ United States 13,200,000 13,624,446
g
Trivium Packaging Finance BV ,
Senior Note, 144A, 8.5%, 8/15/27 ....................... Netherlands 5,100,000 5,341,102
Senior Secured Note, 144A, 5.5%, 8/15/26 ................ Netherlands 5,600,000 5,792,500
154,554,530
Diversified Financial Services 1.5%
g
Jefferson Capital Holdings LLC , Senior Note , 144A, 6% , 8/15/26 .. United States 17,600,000 17,547,992
g
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 32,400,000 28,998,000
46,545,992
Diversified Telecommunication Services 3.9%
g
Altice France Holding SA ,
Senior Note, 144A, 6%, 2/15/28 ........................ Luxembourg 8,100,000 7,583,301
Senior Secured Note, 144A, 10.5%, 5/15/27 ............... Luxembourg 22,400,000 24,134,208
g
Altice France SA , Senior Secured Note , 144A, 5.5% , 1/15/28 .... France 7,500,000 7,437,750
g
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.5%, 5/01/26 ....................... United States 2,400,000 2,480,712
Senior Bond, 144A, 5%, 2/01/28 ........................ United States 3,000,000 3,095,160
Senior Bond, 144A, 5.375%, 6/01/29 ..................... United States 10,900,000 11,548,932
Senior Bond, 144A, 4.5%, 8/15/30 ....................... United States 10,500,000 10,601,850
Senior Bond, 144A, 4.25%, 2/01/31 ...................... United States 3,400,000 3,355,528
g
DKT Finance ApS , Senior Secured Note , 144A, 9.375% , 6/17/23 .. Denmark 15,800,000 16,037,000
g
Iliad Holding SASU ,
Senior Secured Note, 144A, 6.5%, 10/15/26 ............... France 5,200,000 5,327,218
Senior Secured Note, 144A, 7%, 10/15/28 ................. France 10,400,000 10,647,000
g
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 ...................................... United Kingdom 18,500,000 18,118,437
120,367,096
Electric Utilities 0.7%
g
Vistra Operations Co. LLC , Senior Note , 144A, 5.625% , 2/15/27 .. United States 21,300,000 21,904,920

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electrical Equipment 1.2%
g
Sensata Technologies BV , Senior Note , 144A, 4% , 4/15/29 ...... United States 19,500,000 $ 19,807,028
g
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% , 11/15/28 United States 16,400,000 16,383,354
36,190,382
Electronic Equipment, Instruments & Components 0.3%
g
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ........ United States 9,300,000 9,038,949
Energy Equipment & Services 2.2%
g
CSI Compressco LP / CSI Compressco Finance, Inc. ,
e
Secured Note, 144A, PIK, 10%, 4/01/26 .................. United States 17,833,800 17,325,170
Senior Secured Note, 144A, 7.5%, 4/01/25 ................ United States 7,501,000 7,613,440
g
Nabors Industries Ltd. , Senior Note , 144A, 7.25% , 1/15/26 ...... United States 9,900,000 8,536,522
g
Nabors Industries, Inc. , Senior Note , 144A, 7.375% , 5/15/27 ..... United States 10,300,000 10,113,879
g
Weatherford International Ltd. ,
Senior Note, 144A, 11%, 12/01/24 ....................... United States 846,000 877,349
Senior Note, 144A, 8.625%, 4/30/30 ..................... United States 14,100,000 13,844,085
Senior Secured Note, 144A, 6.5%, 9/15/28 ................ United States 8,600,000 8,847,336
67,157,781
Entertainment 1.6%
g
Banijay Entertainment SASU , Senior Secured Note , 144A, 5.375% ,
3/01/25 ........................................... France 21,900,000 22,382,786
g
Live Nation Entertainment, Inc. , Senior Secured Note , 144A, 3.75% ,
1/15/28 ........................................... United States 3,700,000 3,563,100
Netflix, Inc. ,
Senior Bond, 4.375%, 11/15/26 ......................... United States 10,200,000 11,257,383
g
Senior Bond, 144A, 5.375%, 11/15/29 .................... United States 3,600,000 4,264,416
g
Senior Note, 144A, 3.625%, 6/15/25 ..................... United States 7,300,000 7,708,873
49,176,558
Equity Real Estate Investment Trusts (REITs) 3.1%
g
American Finance Trust, Inc. / American Finance Operating Partner
LP , Senior Note , 144A, 4.5% , 9/30/28 ..................... United States 10,200,000 10,084,281
g
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP ,
Senior Note , 144A, 3.75% , 12/15/27 ...................... United States 15,900,000 15,493,991
g
HAT Holdings I LLC / HAT Holdings II LLC , Senior Note , 144A, 6% ,
4/15/25 ........................................... United States 7,400,000 7,673,282
g
MGM Growth Properties Operating Partnership LP / MGP Finance
Co-Issuer, Inc. , Senior Note , 144A, 3.875% , 2/15/29 .......... United States 7,000,000 7,362,285
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond, 5.25%, 8/01/26 ........................... United States 4,900,000 5,040,262
Senior Bond, 3.5%, 3/15/31 ............................ United States 16,200,000 16,061,247
g
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK
Finance Co-Issuer , Senior Secured Note , 144A, 5.875% , 10/01/28 United States 800,000 825,760
g
RHP Hotel Properties LP / RHP Finance Corp. , Senior Note , 144A,
4.5% , 2/15/29 ...................................... United States 15,000,000 14,626,650
SBA Communications Corp. , Senior Note , 3.875% , 2/15/27 ......
United States 3,200,000 3,279,000
g
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A, 3.75% ,
2/15/27 ........................................... United States 8,000,000 8,216,120
g
XHR LP , Senior Secured Note , 144A, 4.875% , 6/01/29 ......... United States 7,300,000 7,365,700
96,028,578
Food Products 1.3%
B&G Foods, Inc. ,
Senior Note, 5.25%, 4/01/25 ........................... United States 9,100,000 9,255,565
Senior Note, 5.25%, 9/15/27 ........................... United States 6,800,000 6,912,200

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
g
Pilgrim's Pride Corp. , Senior Bond , 144A, 3.5% , 3/01/32 ........ United States 4,700,000 $ 4,731,349
g
Post Holdings, Inc. ,
Senior Bond, 144A, 4.625%, 4/15/30 ..................... United States 5,200,000 5,142,774
Senior Bond, 144A, 4.5%, 9/15/31 ....................... United States 14,100,000 13,632,937
39,674,825
Health Care Equipment & Supplies 0.7%
g
Mozart Debt Merger Sub, Inc. ,
Senior Note, 144A, 5.25%, 10/01/29 ..................... United States 10,300,000 10,304,635
Senior Secured Note, 144A, 3.875%, 4/01/29 .............. United States 8,200,000 8,109,923
g
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA ,
Senior Note , 144A, 7.375% , 6/01/25 ...................... United States 2,360,000 2,479,215
20,893,773
Health Care Providers & Services 4.6%
Centene Corp. ,
Senior Bond, 2.5%, 3/01/31 ............................ United States 15,000,000 14,400,000
Senior Note, 4.25%, 12/15/27 .......................... United States 12,700,000 13,191,553
Senior Note, 4.625%, 12/15/29 ......................... United States 4,300,000 4,607,300
Senior Note, 2.625%, 8/01/31 .......................... United States 1,400,000 1,352,239
g
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.125%, 4/01/30 .................... United States 6,800,000 6,528,102
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 5,900,000 6,060,863
Senior Secured Note, 144A, 6%, 1/15/29 .................. United States 6,000,000 6,248,670
g
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 16,700,000 16,519,640
HCA, Inc. ,
Senior Bond, 3.5%, 9/01/30 ............................ United States 8,000,000 8,340,240
Senior Note, 5.375%, 9/01/26 .......................... United States 4,600,000 5,139,074
g
MEDNAX, Inc. , Senior Note , 144A, 6.25% , 1/15/27 ............ United States 9,600,000 10,031,616
g
ModivCare Escrow Issuer, Inc. , Senior Note , 144A, 5% , 10/01/29 . United States 8,500,000 8,446,195
Tenet Healthcare Corp. ,
g
Secured Note, 144A, 6.25%, 2/01/27 ..................... United States 14,500,000 15,042,300
Senior Note, 6.75%, 6/15/23 ........................... United States 10,700,000 11,388,866
g
Senior Secured Note, 144A, 4.875%, 1/01/26 .............. United States 5,000,000 5,118,275
g
Senior Secured Note, 144A, 4.25%, 6/01/29 ............... United States 8,500,000 8,429,323
140,844,256
Hotels, Restaurants & Leisure 7.0%
g
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ....................................... Canada 17,300,000 16,558,608
g,h
24 Hour Fitness Worldwide, Inc. , Senior Note , 144A, 8% , 6/01/22 . United States 23,000,000 6,900
g
Boyne USA, Inc. , Senior Note , 144A, 4.75% , 5/15/29 ........... United States 5,800,000 5,852,287
g
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 6.25% ,
7/01/25 ........................................... United States 15,600,000 16,237,884
g
Caesars Resort Collection LLC / CRC Finco , Inc. , Senior Secured
Note , 144A, 5.75% , 7/01/25 ............................ United States 7,000,000 7,279,545
g
Carnival Corp. ,
Senior Note, 144A, 7.625%, 3/01/26 ..................... United States 7,300,000 7,500,750
Senior Note, 144A, 5.75%, 3/01/27 ...................... United States 24,000,000 23,508,600
g
Downstream Development Authority of the Quapaw Tribe of
Oklahoma , Senior Secured Note , 144A, 10.5% , 2/15/23 ....... United States 8,600,000 9,020,583
g
Golden Nugget, Inc. , Senior Note , 144A, 6.75% , 10/15/24 ....... United States 6,400,000 6,440,320
g
International Game Technology plc ,
Senior Secured Note, 144A, 4.125%, 4/15/26 .............. United States 3,800,000 3,873,587
Senior Secured Note, 144A, 5.25%, 1/15/29 ............... United States 8,000,000 8,333,800

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
g
Motion Bondco DAC , Senior Note , 144A, 6.625% , 11/15/27 ...... United Kingdom 4,400,000 $ 4,399,296
g
NCL Corp. Ltd. , Senior Note , 144A, 5.875% , 3/15/26 ........... United States 5,700,000 5,564,625
g
Papa John's International, Inc. , Senior Note , 144A, 3.875% , 9/15/29 United States 6,000,000 5,887,980
g
Penn National Gaming, Inc. , Senior Note , 144A, 4.125% , 7/01/29 . United States 12,600,000 11,907,000
g
Premier Entertainment Sub LLC / Premier Entertainment Finance
Corp. ,
Senior Bond, 144A, 5.875%, 9/01/31 ..................... United States 9,000,000 9,047,160
Senior Note, 144A, 5.625%, 9/01/29 ..................... United States 10,000,000 10,014,750
g
Royal Caribbean Cruises Ltd. , Senior Note , 144A, 5.5% , 8/31/26 .. United States 11,200,000 10,945,144
g
Six Flags Theme Parks, Inc. , Senior Secured Note , 144A, 7% ,
7/01/25 ........................................... United States 7,300,000 7,691,426
g
Studio City Finance Ltd. , Senior Note , 144A, 5% , 1/15/29 ....... Macau 21,500,000 19,514,153
g
Wynn Macau Ltd. , Senior Note , 144A, 5.625% , 8/26/28 ......... Macau 8,700,000 8,024,271
g
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.75% , 4/15/25 ............................ United States 15,200,000 15,859,072
213,467,741
Household Durables 1.3%
g
Ashton Woods USA LLC / Ashton Woods Finance Co. ,
Senior Note, 144A, 4.625%, 8/01/29 ..................... United States 13,000,000 12,896,325
Senior Note, 144A, 4.625%, 4/01/30 ..................... United States 8,000,000 7,841,087
M/I Homes, Inc. , Senior Note , 3.95% , 2/15/30 ................
United States 12,600,000 12,492,459
g
Williams Scotsman International, Inc. , Senior Secured Note , 144A,
4.625% , 8/15/28 ..................................... United States 7,000,000 7,130,480
40,360,351
Independent Power and Renewable Electricity Producers 3.3%
g
Atlantica Sustainable Infrastructure plc , Senior Note , 144A, 4.125% ,
6/15/28 ........................................... Spain 7,200,000 7,249,590
g
Calpine Corp. ,
Senior Note, 144A, 5.125%, 3/15/28 ..................... United States 12,900,000 12,802,476
Senior Secured Note, 144A, 4.5%, 2/15/28 ................ United States 12,200,000 12,150,590
g
Clearway Energy Operating LLC ,
Senior Bond, 144A, 3.75%, 1/15/32 ...................... United States 8,800,000 8,658,584
Senior Note, 144A, 4.75%, 3/15/28 ...................... United States 10,000,000 10,531,700
Senior Note, 144A, 3.75%, 2/15/31 ...................... United States 7,000,000 6,930,245
g
InterGen NV , Senior Secured Bond , 144A, 7% , 6/30/23 ......... Netherlands 24,800,000 24,424,900
Talen Energy Supply LLC , Senior Note , 6.5% , 6/01/25 ..........
United States 33,450,000 18,805,423
101,553,508
Insurance 1.1%
g
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer , Senior
Note , 144A, 6.75% , 10/15/27 ........................... United States 18,700,000 18,937,396
CNO Financial Group, Inc. , Senior Note , 5.25% , 5/30/29 ........
United States 12,100,000 13,995,326
32,932,722
Internet & Direct Marketing Retail 0.4%
g
Match Group Holdings II LLC ,
Senior Note, 144A, 4.625%, 6/01/28 ..................... United States 10,400,000 10,569,052
Senior Note, 144A, 3.625%, 10/01/31 .................... United States 3,300,000 3,116,058
13,685,110

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
IT Services 1.9%
g
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ........................................... United States 8,500,000 $ 8,273,050
g
Cogent Communications Group, Inc. , Senior Secured Note , 144A,
3.5% , 5/01/26 ...................................... United States 7,200,000 7,230,996
g
Gartner, Inc. ,
Senior Note, 144A, 4.5%, 7/01/28 ....................... United States 9,300,000 9,678,138
Senior Note, 144A, 3.625%, 6/15/29 ..................... United States 4,400,000 4,379,408
Senior Note, 144A, 3.75%, 10/01/30 ..................... United States 6,000,000 5,995,950
g
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc. , Senior
Note , 144A, 6% , 2/15/28 .............................. United States 4,500,000 4,286,745
g
Presidio Holdings, Inc. ,
Senior Note, 144A, 8.25%, 2/01/28 ...................... United States 3,700,000 3,851,792
Senior Secured Note, 144A, 4.875%, 2/01/27 .............. United States 7,500,000 7,597,200
g
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. , Senior
Secured Note , 144A, 5.75% , 6/01/25 ..................... United States 6,000,000 6,260,100
57,553,379
Life Sciences Tools & Services 0.1%
g
Charles River Laboratories International, Inc. , Senior Note , 144A,
3.75% , 3/15/29 ..................................... United States 2,400,000 2,376,468
Machinery 1.4%
g
Manitowoc Co., Inc. (The) , Secured Note , 144A, 9% , 4/01/26 .... United States 17,100,000 18,046,314
g
Terex Corp. , Senior Note , 144A, 5% , 5/15/29 ................. United States 7,500,000 7,650,375
g
TK Elevator Holdco GmbH , Senior Note , 144A, 7.625% , 7/15/28 .. Germany 5,600,000 5,857,124
g
TK Elevator U.S. Newco , Inc. , Senior Secured Note , 144A, 5.25% ,
7/15/27 ........................................... Germany 10,700,000 10,897,576
42,451,389
Media 6.3%
g
Clear Channel International BV , Senior Secured Note , 144A,
6.625% , 8/01/25 ..................................... United Kingdom 3,000,000 3,100,440
g
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 5,700,000 5,954,719
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 7,800,000 8,027,721
g
Clear Channel Worldwide Holdings, Inc. , Senior Secured Note ,
144A, 5.125% , 8/15/27 ................................ United States 7,600,000 7,691,314
CSC Holdings LLC , Senior Bond , 5.25% , 6/01/24 .............
United States 21,000,000 21,845,250
g
Diamond Sports Group LLC / Diamond Sports Finance Co. ,
Senior Note, 144A, 6.625%, 8/15/27 ..................... United States 11,300,000 2,394,188
Senior Secured Note, 144A, 5.375%, 8/15/26 .............. United States 8,300,000 3,692,960
g
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................... United States 5,000,000 5,096,875
DISH DBS Corp. ,
Senior Note, 5.875%, 11/15/24 ......................... United States 12,600,000 12,766,698
g
Senior Secured Note, 144A, 5.75%, 12/01/28 .............. United States 10,000,000 9,872,050
g
Gray Television, Inc. ,
Senior Note, 144A, 7%, 5/15/27 ........................ United States 9,100,000 9,665,338
Senior Note, 144A, 4.75%, 10/15/30 ..................... United States 7,700,000 7,434,080
g
LCPR Senior Secured Financing DAC , Senior Secured Note , 144A,
6.75% , 10/15/27 ..................................... United States 11,100,000 11,532,844
g
News Corp. , Senior Note , 144A, 3.875% , 5/15/29 ............. United States 4,400,000 4,332,680
g
Nexstar Media, Inc. ,
Senior Note, 144A, 5.625%, 7/15/27 ..................... United States 9,800,000 10,179,162
Senior Note, 144A, 4.75%, 11/01/28 ..................... United States 4,000,000 3,999,718

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
g
Outfront Media Capital LLC / Outfront Media Capital Corp. , Senior
Note , 144A, 4.25% , 1/15/29 ............................ United States 8,200,000 $ 7,983,725
g
Sinclair Television Group, Inc. , Senior Bond , 144A, 5.5% , 3/01/30 . United States 13,500,000 12,249,968
g
Sirius XM Radio, Inc. ,
Senior Note, 144A, 3.125%, 9/01/26 ..................... United States 7,700,000 7,597,821
Senior Note, 144A, 4%, 7/15/28 ........................ United States 12,600,000 12,481,812
g
Univision Communications, Inc. ,
Senior Secured Note, 144A, 5.125%, 2/15/25 .............. United States 13,500,000 13,708,575
Senior Secured Note, 144A, 9.5%, 5/01/25 ................ United States 5,000,000 5,370,525
Senior Secured Note, 144A, 4.5%, 5/01/29 ................ United States 7,900,000 7,907,149
194,885,612
Metals & Mining 1.9%
g
Constellium SE , Senior Note , 144A, 3.75% , 4/15/29 ........... United States 16,000,000 15,235,520
g
FMG Resources August 2006 Pty. Ltd. , Senior Bond , 144A, 4.375% ,
4/01/31 ........................................... Australia 19,000,000 19,288,420
g
Novelis Corp. ,
Senior Bond, 144A, 4.75%, 1/30/30 ...................... United States 7,700,000 7,785,393
Senior Bond, 144A, 3.875%, 8/15/31 ..................... United States 2,200,000 2,126,465
Senior Note, 144A, 3.25%, 11/15/26 ..................... United States 1,600,000 1,601,040
g
SunCoke Energy, Inc. , Senior Secured Note , 144A, 4.875% , 6/30/29 United States 12,600,000 12,263,202
58,300,040
Mortgage Real Estate Investment Trusts (REITs) 0.6%
g
Apollo Commercial Real Estate Finance, Inc. , Senior Secured Note ,
144A, 4.625% , 6/15/29 ................................ United States 20,700,000 19,691,392
Oil, Gas & Consumable Fuels 11.3%
g
Antero Resources Corp. ,
Senior Note, 144A, 7.625%, 2/01/29 ..................... United States 4,422,000 4,856,683
Senior Note, 144A, 5.375%, 3/01/30 ..................... United States 4,300,000 4,442,437
Apache Corp. , Senior Note , 4.625% , 11/15/25 ................
United States 3,100,000 3,281,676
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 7.75% , 4/15/23 ........................... United States 19,700,000 19,598,447
Cheniere Energy Partners LP ,
g
Senior Bond, 144A, 3.25%, 1/31/32 ...................... United States 4,200,000 4,086,432
Senior Note, 4.5%, 10/01/29 ........................... United States 12,000,000 12,633,750
g
Senior Note, 144A, 4%, 3/01/31 ........................ United States 28,000,000 28,614,460
Cheniere Energy, Inc. , Senior Secured Note , 4.625% , 10/15/28 ...
United States 11,300,000 11,653,068
g
Chesapeake Energy Corp. , Senior Note , 144A, 5.5% , 2/01/26 .... United States 2,000,000 2,078,780
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp. ,
Senior Note, 5.75%, 4/01/25 ........................... United States 14,000,000 14,070,000
g
Senior Note, 144A, 6%, 2/01/29 ........................ United States 13,700,000 13,885,567
g
CrownRock LP / CrownRock Finance, Inc. , Senior Note , 144A, 5% ,
5/01/29 ........................................... United States 5,100,000 5,138,811
g
DT Midstream, Inc. ,
Senior Bond, 144A, 4.375%, 6/15/31 ..................... United States 3,900,000 3,882,528
Senior Note, 144A, 4.125%, 6/15/29 ..................... United States 10,800,000 10,751,130
g
Endeavor Energy Resources LP / EER Finance, Inc. ,
Senior Bond, 144A, 5.75%, 1/30/28 ...................... United States 7,600,000 7,914,830
Senior Note, 144A, 6.625%, 7/15/25 ..................... United States 4,000,000 4,209,460
EnLink Midstream LLC ,
Senior Bond, 5.375%, 6/01/29 .......................... United States 2,100,000 2,113,482
g
Senior Note, 144A, 5.625%, 1/15/28 ..................... United States 4,400,000 4,519,966

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
e,g
EnQuest plc , Senior Note , 144A, Reg S, PIK, 7% , 10/15/23 ...... United Kingdom 11,333,615 $ 10,068,456
g
EQT Corp. , Senior Note , 144A, 3.125% , 5/15/26 .............. United States 2,500,000 2,502,325
b,c,d,e
Goodrich Petroleum Corp. , 144A, PIK, 13.5% , 5/31/23 ......... United States 16,880,800 18,202,457
g
Harbour Energy plc , Senior Note , 144A, 5.5% , 10/15/26 ........ United Kingdom 10,300,000 10,140,607
g
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 6%, 2/01/31 ........................ United States 5,000,000 4,989,500
Senior Note, 144A, 5.75%, 2/01/29 ...................... United States 1,600,000 1,577,504
g
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note, 144A, 10%, 2/29/24 ...................... United States 3,522,014 3,618,570
Secured Note, 144A, 11.5%, 2/28/25 ..................... United States 18,905,087 19,756,856
e,g,h
Murray Energy Corp. , Secured Note , 144A, PIK, 12% , 4/15/24 ... United States 18,564,500 94,679
g
Oasis Midstream Partners LP / OMP Finance Corp. , Senior Note ,
144A, 8% , 4/01/29 ................................... United States 6,000,000 6,399,090
Occidental Petroleum Corp. ,
Senior Bond, 6.45%, 9/15/36 ........................... United States 15,200,000 18,897,704
Senior Note, 8.875%, 7/15/30 .......................... United States 17,500,000 23,007,075
Senior Note, 6.625%, 9/01/30 .......................... United States 5,600,000 6,726,916
Senior Note, 6.125%, 1/01/31 .......................... United States 5,900,000 6,884,415
g
Renewable Energy Group, Inc. , Senior Secured Note , 144A, 5.875% ,
6/01/28 ........................................... United States 7,000,000 7,134,820
Sunoco LP / Sunoco Finance Corp. ,
Senior Note, 6%, 4/15/27 ............................. United States 12,600,000 13,080,501
Senior Note, 4.5%, 5/15/29 ............................ United States 4,600,000 4,545,950
g
Senior Note, 144A, 4.5%, 4/30/30 ....................... United States 10,000,000 9,914,350
g
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond, 144A, 4.125%, 8/15/31 .............. United States 5,900,000 6,043,960
Senior Secured Note, 144A, 3.875%, 8/15/29 .............. United States 5,900,000 5,934,367
g
Viper Energy Partners LP , Senior Note , 144A, 5.375% , 11/01/27 .. United States 8,200,000 8,463,753
345,715,362
Paper & Forest Products 0.3%
g
Glatfelter Corp. , Senior Note , 144A, 4.75% , 11/15/29 ........... United States 8,200,000 8,314,636
Personal Products 0.4%
g
Prestige Brands, Inc. ,
Senior Bond, 144A, 3.75%, 4/01/31 ...................... United States 5,800,000 5,565,912
Senior Note, 144A, 5.125%, 1/15/28 ..................... United States 5,300,000 5,508,608
11,074,520
Pharmaceuticals 3.7%
g
Bausch Health Americas, Inc. , Senior Note , 144A, 9.25% , 4/01/26 . United States 22,700,000 23,809,803
g
Bausch Health Cos., Inc. ,
Senior Bond, 144A, 6.125%, 4/15/25 ..................... United States 4,406,000 4,455,920
Senior Bond, 144A, 5.25%, 2/15/31 ...................... United States 7,100,000 6,106,000
Senior Secured Note, 144A, 4.875%, 6/01/28 .............. United States 9,800,000 9,673,188
g
Endo Dac / Endo Finance LLC / Endo Finco , Inc. ,
Secured Note, 144A, 9.5%, 7/31/27 ...................... United States 7,104,000 7,163,247
Senior Note, 144A, 6%, 6/30/28 ........................ United States 4,473,000 3,433,005
g
Endo Luxembourg Finance Co. I SARL / Endo US, Inc. , Senior
Secured Note , 144A, 6.125% , 4/01/29 .................... United States 4,700,000 4,613,826
g
Organon & Co. / Organon Foreign Debt Co-Issuer BV ,
Senior Bond, 144A, 5.125%, 4/30/31 ..................... United States 8,500,000 8,697,583
Senior Secured Note, 144A, 4.125%, 4/30/28 .............. United States 19,000,000 18,990,690
g
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 4,273,000 4,314,448
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note, 7.125%, 1/31/25 .......................... Israel 9,300,000 9,948,396

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV, (continued)
Senior Note, 4.75%, 5/09/27 ........................... Israel 10,600,000 $ 10,593,746
Senior Note, 5.125%, 5/09/29 .......................... Israel 900,000 881,532
112,681,384
Real Estate Management & Development 1.5%
g
Five Point Operating Co. LP / Five Point Capital Corp. , Senior Note ,
144A, 7.875% , 11/15/25 ............................... United States 19,900,000 20,668,538
g
Forestar Group, Inc. , Senior Note , 144A, 3.85% , 5/15/26 ........ United States 11,000,000 10,936,585
g
Howard Hughes Corp. (The) ,
Senior Note, 144A, 5.375%, 8/01/28 ..................... United States 9,200,000 9,631,802
Senior Note, 144A, 4.125%, 2/01/29 ..................... United States 5,700,000 5,628,893
46,865,818
Road & Rail 0.5%
g
First Student Bidco , Inc. / First Transit Parent, Inc. , Senior Secured
Note , 144A, 4% , 7/31/29 .............................. United States 17,600,000 16,754,230
Semiconductors & Semiconductor Equipment 0.5%
g
Amkor Technology, Inc. , Senior Note , 144A, 6.625% , 9/15/27 ..... United States 9,900,000 10,491,575
g
ON Semiconductor Corp. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 5,400,000 5,500,953
15,992,528
Software 1.2%
e,g
Anagram International, Inc. / Anagram Holdings LLC , Secured Note ,
144A, PIK, 10% , 8/15/26 .............................. United States 1,548,215 1,588,151
g
Camelot Finance SA , Senior Secured Note , 144A, 4.5% , 11/01/26 . United States 14,600,000 15,162,100
g
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ........ United States 20,500,000 19,372,500
36,122,751
Specialty Retail 2.4%
g
Bath & Body Works, Inc. , Senior Note , 144A, 6.625% , 10/01/30 ... United States 10,700,000 11,886,951
g
Gap, Inc. (The) , Senior Note , 144A, 3.625% , 10/01/29 .......... United States 14,300,000 13,704,977
g
Lithia Motors, Inc. ,
Senior Bond, 144A, 4.375%, 1/15/31 ..................... United States 11,400,000 11,919,669
Senior Note, 144A, 4.625%, 12/15/27 .................... United States 8,600,000 8,982,786
g
Michaels Cos., Inc. (The) ,
Senior Note, 144A, 7.875%, 5/01/29 ..................... United States 14,100,000 14,024,917
Senior Secured Note, 144A, 5.25%, 5/01/28 ............... United States 4,200,000 4,164,510
g,i
Party City Holdings, Inc. , Senior Secured Note , 144A, FRN , 5.75% ,
( 6-month USD LIBOR + 5% ), 7/15/25 ..................... United States 1,851,810 1,713,369
g
Victoria's Secret & Co. , Senior Note , 144A, 4.625% , 7/15/29 ..... United States 8,700,000 8,601,081
74,998,260
Textiles, Apparel & Luxury Goods 0.2%
g
Kontoor Brands, Inc. , Senior Note , 144A, 4.125% , 11/15/29 ...... United States 6,300,000 6,293,952
Thrifts & Mortgage Finance 1.9%
g
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp. , Senior Note , 144A, 4.75% , 6/15/29 ................. United States 5,700,000 5,681,589
MGIC Investment Corp. , Senior Note , 5.25% , 8/15/28 ..........
United States 9,200,000 9,514,732
g
PennyMac Financial Services, Inc. , Senior Note , 144A, 5.375% ,
10/15/25 .......................................... United States 10,700,000 10,773,883
Radian Group, Inc. , Senior Note , 6.625% , 3/15/25 .............
United States 14,900,000 16,293,448
g
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. ,
Senior Bond, 144A, 3.875%, 3/01/31 ..................... United States 3,200,000 3,164,960
Senior Note, 144A, 3.625%, 3/01/29 ..................... United States 6,600,000 6,464,535

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Thrifts & Mortgage Finance (continued)
g
United Wholesale Mortgage LLC , Senior Note , 144A, 5.5% , 11/15/25 United States 7,100,000 $ 7,081,824
58,974,971
Trading Companies & Distributors 1.4%
g
Ahern Rentals, Inc. , Secured Note , 144A, 7.375% , 5/15/23 ...... United States 13,500,000 12,757,500
g
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875% , 12/15/28 United States 10,900,000 10,607,880
g
Herc Holdings, Inc. , Senior Note , 144A, 5.5% , 7/15/27 .......... United States 13,300,000 13,782,524
g
WESCO Distribution, Inc. ,
Senior Note, 144A, 7.125%, 6/15/25 ..................... United States 2,100,000 2,220,824
Senior Note, 144A, 7.25%, 6/15/28 ...................... United States 4,600,000 5,009,515
44,378,243
Wireless Telecommunication Services 1.6%
e,g
Digicel Group Holdings Ltd. , Senior Note , 144A, PIK, 8% , 4/01/25 . Bermuda 25,133 23,755
Hughes Satellite Systems Corp. , Senior Note , 6.625% , 8/01/26 ...
United States 17,650,000 19,629,536
T-Mobile USA, Inc. ,
Senior Bond, 2.875%, 2/15/31 .......................... United States 9,200,000 8,918,296
Senior Bond, 3.5%, 4/15/31 ............................ United States 5,000,000 5,090,900
Senior Note, 2.625%, 2/15/29 .......................... United States 9,200,000 8,889,868
g
Vmed O2 UK Financing I plc , Senior Secured Bond , 144A, 4.25% ,
1/31/31 ........................................... United Kingdom 5,400,000 5,173,011
47,725,366
Total Corporate Bonds (Cost $2,936,405,768) ...................................
2,903,190,025
a
i,j
Senior Floating Rate Interests 0.1%
Media 0.1%
Clear Channel Outdoor Holdings, Inc. , Term Loan, B , 3.629% ,
( 2-month USD LIBOR + 3.5%; 3-month USD LIBOR + 3.5% ),
8/21/26 ........................................... United States 2,984,772 2,925,285
Total Senior Floating Rate Interests (Cost $2,908,526) ...........................
2,925,285
Shares
Escrows and Litigation Trusts 0.2%
a,c
Alpha Natural Resources, Inc., Escrow Account ............... United States 25,000,000 —
Chesapeake Energy Corp., Escrow Account ................. United States 13,700,000 222,625
g
Chesapeake Energy Corp., Escrow Account, 144A ............ United States 5,000,000 5,307,800
Total Escrows and Litigation Trusts (Cost $5,450,960) ...........................
5,530,425
Total Long Term Investments (Cost $3,044,574,229) .............................
2,960,706,131
a

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments 2.0%
a a
Country Shares
a
Value
a
Money Market Funds 2.0%
k,l
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 60,226,751 $ 60,226,751
Total Money Market Funds (Cost $60,226,751) ..................................
60,226,751
Total Short Term Investments (Cost $60,226,751 ) ................................
60,226,751
a
Total Investments (Cost $3,104,800,980) 98.4% ..................................
$3,020,932,882
Other Assets, less Liabilities 1.6% .............................................
48,977,239
Net Assets 100.0% ...........................................................
$3,069,910,121
See Abbreviations on page 43 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 10 regarding holdings of 5% voting securities.
c
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
d
See Note 9 regarding restricted securities.
e
Income may be received in additional securities and/or cash.
f
Perpetual security with no stated maturity date.
g
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2021, the aggregate value of these securities was $2,413,875,829, representing 78.6% of net assets.
h
See Note 7 regarding credit risk and defaulted securities.
i
The coupon rate shown represents the rate at period end.
j
See Note 1(d) regarding senior floating rate interests.
k
See Note 3(f) regarding investments in affiliated management investment companies.
l
The rate shown is the annualized seven-day effective yield at period end.

Franklin High Income Trust
Financial Statements
Statement of Assets and Liabilities
November 30, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin High
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $3,015,476,602
Cost - Non-controlled affiliates (Note 3 f and 10 ) ................................................... 89,324,378
Value - Unaffiliated issuers .................................................................. $2,906,511,318
Value - Non-controlled affiliates (Note 3 f and 10 ) .................................................. 114,421,564
Receivables:
Investment securities sold ................................................................... 13,901,271
Capital shares sold ........................................................................ 6,470,439
Dividends and interest ..................................................................... 41,022,190
Total assets .......................................................................... 3,082,326,782
Liabilities:
Payables:
Investment securities purchased .............................................................. 665
Capital shares redeemed ................................................................... 9,022,239
Management fees ......................................................................... 1,179,971
Distribution fees .......................................................................... 467,974
Transfer agent fees ........................................................................ 358,840
Trustees' fees and expenses ................................................................. 47,905
Distributions to shareholders ................................................................. 1,135,277
Accrued expenses and other liabilities ........................................................... 203,790
Total liabilities ......................................................................... 12,416,661
Net assets, at value ................................................................. $3,069,910,121
Net assets consist of:
Paid-in capital ............................................................................. $3,870,390,106
Total distributable earnings (losses) ............................................................. (800,479,985)
Net assets, at value ................................................................. $3,069,910,121

Franklin High Income Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
November 30, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin High
Income Fund
Class A:
Net assets, at value ....................................................................... $713,065,147
Shares outstanding ........................................................................ 387,558,275
Net asset value per share
a
.................................................................. $1.84
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $1.91
Class A1:
Net assets, at value ....................................................................... $1,679,075,256
Shares outstanding ........................................................................ 903,624,853
Net asset value per share
a
.................................................................. $1.86
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $1.93
Class C:
Net assets, at value ....................................................................... $148,518,738
Shares outstanding ........................................................................ 78,782,466
Net asset value and maximum offering price per share
a
............................................. $1.89
Class R:
Net assets, at value ....................................................................... $72,424,307
Shares outstanding ........................................................................ 38,123,954
Net asset value and maximum offering price per share ............................................. $1.90
Class R6:
Net assets, at value ....................................................................... $97,650,543
Shares outstanding ........................................................................ 52,763,270
Net asset value and maximum offering price per share ............................................. $1.85
Advisor Class:
Net assets, at value ....................................................................... $359,176,130
Shares outstanding ........................................................................ 193,484,706
Net asset value and maximum offering price per share ............................................. $1.86
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin High Income Trust
Financial Statements
Statement of Operations
for the six months ended November 30, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin High
Income Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $4,438
Non-controlled affiliates (Note 3 f and 10 ) ........................................................ 4,822
Interest:
Unaffiliated issuers ........................................................................ 82,908,331
Non-controlled affiliates (Note 3 f and 10 ) ........................................................ 878,268
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 360
Non-controlled affiliates (Note 3 f ) ............................................................. 10
Total investment income ................................................................... 83,796,229
Expenses:
Management fees (Note 3 a ) ................................................................... 7,081,394
Distribution fees: (Note 3c )
    Class A ................................................................................ 808,302
    Class A1 ............................................................................... 1,310,506
    Class C ................................................................................ 594,981
    Class R ................................................................................ 186,065
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 373,053
    Class A1 ............................................................................... 1,007,669
    Class C ................................................................................ 105,518
    Class R ................................................................................ 42,922
    Class R6 ............................................................................... 31,904
    Advisor Class ............................................................................ 204,578
Custodian fees (Note 4 ) ...................................................................... 9,149
Reports to shareholders fees .................................................................. 130,059
Registration and filing fees .................................................................... 115,314
Professional fees ........................................................................... 46,097
Trustees' fees and expenses .................................................................. 61,453
Other .................................................................................... 39,653
Total expenses ......................................................................... 12,148,617
Expense reductions (Note 4 ) ............................................................... (157)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (55,925)
Net expenses ......................................................................... 12,092,535
Net investment income ................................................................ 71,703,694
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 18,838,107
Non-controlled affiliates (Note 3 f and 10 ) ...................................................... (9,107,816)
Net realized gain (loss) .................................................................. 9,730,291
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (79,683,729)
Non-controlled affiliates (Note 3 f and 10 ) ...................................................... 29,424,073
Net change in unrealized appreciation (depreciation) ............................................ (50,259,656)
Net realized and unrealized gain (loss) ............................................................ (40,529,365)
Net increase (decrease) in net assets resulting from operations .......................................... $31,174,329

Franklin High Income Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin High Income Fund
Six Months Ended
November 30, 2021
(unaudited)
Year Ended
May 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $71,703,694 $151,834,255
Net realized gain (loss) ................................................. 9,730,291 (4,550,442)
Net change in unrealized appreciation (depreciation) ........................... (50,259,656) 242,905,418
Net increase (decrease) in net assets resulting from operations ................ 31,174,329 390,189,231
Distributions to shareholders:
Class A ............................................................. (15,561,738) (22,611,705)
Class A1 ............................................................ (41,473,579) (93,298,370)
Class C ............................................................. (3,696,435) (10,812,834)
Class R ............................................................. (1,598,664) (3,617,545)
Class R6 ............................................................ (2,396,114) (5,680,745)
Advisor Class ........................................................ (8,741,297) (17,304,918)
Total distributions to shareholders .......................................... (73,467,827) (153,326,117)
Capital share transactions: (Note 2 )
Class A ............................................................. 170,626,039 213,346,572
Class A1 ............................................................ (56,945,153) (148,405,240)
Class C ............................................................. (70,456,248) (51,619,398)
Class R ............................................................. (1,178,797) (8,997,749)
Class R6 ............................................................ 10,794,555 14,361,843
Advisor Class ........................................................ 22,280,782 17,614,904
Total capital share transactions ............................................ 75,121,178 36,300,932
Net increase (decrease) in net assets ................................... 32,827,680 273,164,046
Net assets:
Beginning of period ..................................................... 3,037,082,441 2,763,918,395
End of period .......................................................... $3,069,910,121 $3,037,082,441

Franklin High Income Trust
Notes to Financial Statements (unaudited)
Franklin High Income Fund

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin High Income Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one
fund, Franklin High Income Fund (Fund) and applies the
specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP). The
Fund offers six classes of shares: Class A, Class A1, Class
C, Class R, Class R6 and Advisor Class. Effective August
2, 2021, Class C shares automatically convert to Class A
shares on monthly basis, after they have been held for 8
years. Prior to August 2, 2021, Class C shares converted to
Class A shares after a 10-year holding period. Each class
of shares may differ by its initial sales load, contingent
deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
As approved by the Trust’s Board of Trustees (the Board) at
a meeting held on December 9, 2021, the Fund’s fiscal year-
end will be changed to September 30 effective September
30, 2022. This will result in the Fund having a fiscal year
that is shorter than a full calendar year for the period ended
September 30, 2022.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund’s investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board,
the Fund's administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation
Committee (VC). The Fund may utilize independent pricing
services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Over-the-counter (OTC) securities are valued within
the range of the most recent quoted bid and ask prices.
Securities that trade in multiple markets or on multiple
exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held

Franklin High Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin High Income Fund
(continued)
by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time month end. At November 30, 2021, certain securities may
have been fair valued using these procedures, in which case
the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as “market level fair value”).
See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement
in the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees and rebates paid by the borrower.
Income from securities loaned, net of fees paid to the
securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations. The Fund
bears the market risk with respect to any cash collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Fund. If the borrower
defaults on its obligation to return the securities loaned, the
Fund has the right to repurchase the securities in the open
market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of
default by a third party borrower. At November 30, 2021,
the Fund had no securities on loan.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin High Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin High Income Fund
(continued)
d. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the London InterBank Offered Rate (LIBOR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of November 30, 2021, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Franklin High Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin High Income Fund
(continued)
2. Shares of Beneficial Interest
At November 30, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
November 30, 2021
Year Ended
May 31, 2021
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 129,414,266 $242,678,219 201,122,114 $369,221,416
Shares issued in reinvestment of distributions .......... 7,808,484 14,594,497 11,507,607 21,062,321
Shares redeemed ............................... (46,232,079) (86,646,677) (96,268,762) (176,937,165)
Net increase (decrease) .......................... 90,990,671 $170,626,039 116,360,959 $213,346,572
Class A1 Shares:
Shares sold ................................... 21,788,486 $41,321,067 41,790,440 $77,074,890
Shares issued in reinvestment of distributions .......... 19,227,771 36,341,699 44,371,191 81,646,761
Shares redeemed ............................... (71,022,918) (134,607,919) (166,785,921) (307,126,891)
Net increase (decrease) .......................... (30,006,661) $(56,945,153) (80,624,290) $(148,405,240)
Class C Shares:
Shares sold ................................... 7,523,016 $14,463,844 14,831,857 $27,811,972
Shares issued in reinvestment of distributions .......... 1,801,630 3,458,930 5,404,840 10,082,816
Shares redeemed
a
.............................. (46,004,400) (88,379,022) (48,050,021) (89,514,186)
Net increase (decrease) .......................... (36,679,754) $(70,456,248) (27,813,324) $(51,619,398)
Class R Shares:
Shares sold ................................... 2,435,291 $4,717,271 7,662,759 $14,420,125
Shares issued in reinvestment of distributions .......... 826,312 1,594,801 1,919,393 3,606,273
Shares redeemed ............................... (3,865,774) (7,490,869) (14,439,068) (27,024,147)
Net increase (decrease) .......................... (604,171) $(1,178,797) (4,856,916) $(8,997,749)
Class R6 Shares:
Shares sold ................................... 8,960,092 $16,914,714 51,020,473 $93,337,827
Shares issued in reinvestment of distributions .......... 1,242,189 2,336,880 3,035,743 5,586,374
Shares redeemed ............................... (4,476,302) (8,457,039) (45,562,830) (84,562,358)
Net increase (decrease) .......................... 5,725,979 $10,794,555 8,493,386 $14,361,843
Advisor Class Shares:
Shares sold ................................... 45,537,944 $86,204,050 119,683,675 $220,733,309
Shares issued in reinvestment of distributions .......... 4,286,700 8,093,706 8,737,167 16,093,976
Shares redeemed ............................... (38,026,759) (72,016,974) (119,351,678) (219,212,381)
Net increase (decrease) .......................... 11,797,885 $22,280,782 9,069,164 $17,614,904
a
May include a portion of Class C shares that were automatically converted to Class A.

Franklin High Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin High Income Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:
For the period ended November 30, 2021, the annualized gross effective investment management fee rate was 0.457% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and Class A1 reimbursement distribution plans, the
Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and Class A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s
Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors, Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% Over $20 billion, up to and including $35 billion
0.355% Over $35 billion, up to and including $50 billion
0.350% In excess of $50 billion

Franklin High Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin High Income Fund
(continued)
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended November 30, 2021, the Fund paid transfer agent fees of $1,765,644, of which $968,439 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended November 30, 2021, the Fund held investments in affiliated management investment companies as follows:
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.15%
Class C .................................................................................... 0.65%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $(3,639)
CDSC retained .............................................................................. $24,675
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin High Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin High Income Fund
(continued)
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until September 30, 2022.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended November 30, 2021, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At May 31, 2021, the capital loss carryforwards were as follows:
At November 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin High Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $63,820,569 $452,423,949 $(456,017,767) $— $— $60,226,751 60,226,751 $4,822
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $— $5,160,000 $(5,160,000) $ — $ — $— — $10
Total Affiliated Securities ... $63,820,569 $457,583,949 $(461,177,767) $— $— $60,226,751 $4,832
Capital loss carryforwards not subject to expiration:
Long term ................................................................................ 715,599,696
Cost of investments .......................................................................... $3,115,170,372
Unrealized appreciation ........................................................................ $109,608,037
Unrealized depreciation ........................................................................ (203,845,527)
Net unrealized appreciation (depreciation) .......................................................... $(94,237,490)
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin High Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin High Income Fund
(continued)
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of bond discounts and premiums and defaulted securities.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2021, aggregated
$595,465,199 and $579,687,037, respectively.
7. Credit Risk and Defaulted Securities
At November 30, 2021, the Fund had 89.0% of its portfolio invested in high yield securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At November
30, 2021, the aggregate value of these securities represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Statement of Investments.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At November 30, 2021, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Principal
Amount /
Shares Issuer
Acquisition
Date Cost Value
Franklin High Income Fund
16,880,800
a
Goodrich Petroleum Corp., 144A, PIK, 13.5%, 5/31/23 5/31/19-10/15/21 $ 16,880,799 $ 18,202,457
46,695,277 Nine Point Energy LLC ........................ 7/15/14-3/24/17 26,331,865 —
Total Restricted Securities (Value is 0.6% of Net Assets) .............. $43,212,664 $18,202,457
a
The Fund also invests in unrestricted securities of the issuer, valued at $35,992,356 as of November 30, 2021.
5. Income Taxes
(continued)

Franklin High Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin High Income Fund
(continued)
10. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended November 30, 2021 , investments in “affiliated companies” were as follows:
11. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended November 30, 2021, the Fund did not use the Global Credit Facility.
12. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount Held
at End
of Period
Investment
Income
Franklin High Income Fund
Non-Controlled Affiliates
Dividends
Goodrich Petroleum Corp $ 17,323,277 $ — $ — $ — $ 18,669,079 $ 35,992,356 1,564,885 $ —
Titan Energy LLC ..... 10,178 — — (9,107,816) 9,097,638 — — —
$17,333,455 $— $— $ (9,107,816) $ 27,766,717 $35,992,356 $ —
Interest
Goodrich Petroleum Corp.,
144A, PIK, 13.5%,
5/31/23 .......... 15,460,842 1,084,259
a
— — 1,657,356 18,202,457 16,880,800 878,268
Total Affiliated Securities
(Value is 1.8% of Net
Assets) .......... $32,794,297 $1,084,259 $— $ (9,107,816) $ 29,424,073 $54,194,813 $878,268
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.

Franklin High Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin High Income Fund
(continued)
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2021, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin High Income Fund
Assets:
Investments in Securities:
Common Stocks :
Machinery ............................ $ — $ 10,279,661 $ — $ 10,279,661
Metals & Mining ....................... 1,439,678 — — 1,439,678
Oil, Gas & Consumable Fuels ............. 36,484,989 — —
a
36,484,989
Warrants :
Metals & Mining ....................... 66,033 — — 66,033
Oil, Gas & Consumable Fuels ............. 395,382 — 72
a
395,454
Paper & Forest Products ................. 30,757 — — 30,757
Convertible Bonds ....................... — 363,824 — 363,824
Corporate Bonds :
Airlines .............................. — 39,001,759 — 39,001,759
Auto Components ...................... — 64,606,073 — 64,606,073
Automobiles .......................... — 24,584,000 — 24,584,000
Banks ............................... — 15,522,008 — 15,522,008
Beverages ........................... — 13,878,900 — 13,878,900
Biotechnology ......................... — 13,606,580 — 13,606,580
Building Products ...................... — 38,719,824 — 38,719,824
Capital Markets ........................ — 5,699,801 — 5,699,801
Chemicals ........................... — 140,026,807 — 140,026,807
Commercial Services & Supplies ........... — 59,610,108 — 59,610,108
Communications Equipment .............. — 12,484,443 — 12,484,443
Construction & Engineering ............... — 14,274,637 — 14,274,637
Consumer Finance ..................... — 55,647,712 — 55,647,712
Containers & Packaging ................. — 154,554,530 — 154,554,530
Diversified Financial Services ............. — 46,545,992 — 46,545,992
Diversified Telecommunication Services ..... — 120,367,096 — 120,367,096
Electric Utilities ........................ — 21,904,920 — 21,904,920
Electrical Equipment .................... — 36,190,382 — 36,190,382
Electronic Equipment, Instruments &
Components ........................ — 9,038,949 — 9,038,949
Energy Equipment & Services ............. — 67,157,781 — 67,157,781
Entertainment ......................... — 49,176,558 — 49,176,558
Equity Real Estate Investment Trusts (REITs) . — 96,028,578 — 96,028,578
Food Products ........................ — 39,674,825 — 39,674,825
Health Care Equipment & Supplies ......... — 20,893,773 — 20,893,773
Health Care Providers & Services .......... — 140,844,256 — 140,844,256
Hotels, Restaurants & Leisure ............. — 213,467,741 — 213,467,741
Household Durables .................... — 40,360,351 — 40,360,351
Independent Power and Renewable Electricity
Producers .......................... — 101,553,508 — 101,553,508
Insurance ............................ — 32,932,722 — 32,932,722
Internet & Direct Marketing Retail .......... — 13,685,110 — 13,685,110
IT Services ........................... — 57,553,379 — 57,553,379
12. Fair Value Measurements
(continued)

Franklin High Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin High Income Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
13. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
14. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Level 1 Level 2 Level 3 Total
Franklin High Income Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Life Sciences Tools & Services ............ $ — $ 2,376,468 $ — $ 2,376,468
Machinery ............................ — 42,451,389 — 42,451,389
Media ............................... — 194,885,612 — 194,885,612
Metals & Mining ....................... — 58,300,040 — 58,300,040
Mortgage Real Estate Investment Trusts
(REITs) ............................ — 19,691,392 — 19,691,392
Oil, Gas & Consumable Fuels ............. — 327,512,905 18,202,457 345,715,362
Paper & Forest Products ................. — 8,314,636 — 8,314,636
Personal Products ..................... — 11,074,520 — 11,074,520
Pharmaceuticals ....................... — 112,681,384 — 112,681,384
Real Estate Management & Development .... — 46,865,818 — 46,865,818
Road & Rail .......................... — 16,754,230 — 16,754,230
Semiconductors & Semiconductor Equipment . — 15,992,528 — 15,992,528
Software ............................. — 36,122,751 — 36,122,751
Specialty Retail ........................ — 74,998,260 — 74,998,260
Textiles, Apparel & Luxury Goods .......... — 6,293,952 — 6,293,952
Thrifts & Mortgage Finance ............... — 58,974,971 — 58,974,971
Trading Companies & Distributors .......... — 44,378,243 — 44,378,243
Wireless Telecommunication Services ....... — 47,725,366 — 47,725,366
Senior Floating Rate Interests ............... — 2,925,285 — 2,925,285
Escrows and Litigation Trusts ............... — 5,530,425 —
a
5,530,425
Short Term Investments ................... 60,226,751 — — 60,226,751
Total Investments in Securities ........... $98,643,590 $2,904,086,763 $18,202,529 $3,020,932,882
a
Includes securities determined to have no value at November 30, 2021.
12. Fair Value Measurements
(continued)

Franklin High Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin High Income Fund
(continued)
Abbreviations
Cu r rency
USD
United States Dollar
Selected Portfolio
FRN
Floating Rate Note
LIBOR
London Inter-Bank Offered Rate
PIK
Payment-In-Kind

Franklin High Income Trust
Shareholder Information

franklintempleton.com
Semiannual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

1105 S 01/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
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Semiannual Report and Shareholder Letter
Franklin High Income Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
 Principal Accountant Fees and Services.      N/A

Item 5. Audit Committee
of Listed Registrants.

N/A

Item 6.  Schedule of Investments.
N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.             N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                             N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.         N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
  Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls
. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                          N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

codeofethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN HIGH INCOME TRUST

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date January 26, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date January 26, 2022

By S\Christopher Kings________________________
     Christopher Kings
     Chief Financial Officer, Chief Accounting Officer and Treasurer
Date January 26, 2022